UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
___            Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period  ______________ to ______________.
Date of Report (Date of earliest event reported): ______________
Commission File Number of securitizer:   ______________

Central Index Key Number of securitizer:  ______________

____________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]
_X_            Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001907266
Central Index Key Number of sponsor: N/A

GCCAT 2022-1 Trust
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): N/A
Central Index Key Number of underwriter (if applicable): N/A

Aaron Ong, (212) 883-4136
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

Attached as Exhibit 99.1 hereto is an Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated February 4, 2022 of Deloitte & Touche LLP, obtained by the securitizer, which report sets forth the findings and conclusions, as applicable, of Deloitte & Touche LLP with respect to certain agreed-upon procedures performed by Deloitte & Touche LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Dated: February 28, 2022
GFS EVEREST HOLDINGS TRUST (Depositor)

By: GCCAT Everest LLC, its administrator

By: /s/ Aaron Ong
Name: Aaron Ong Title: Vice President

EXHIBIT INDEX
Exhibit Number

99.1	Independent Accountants’ Report on Applying Agreed-Upon Procedures of Deloitte & Touche LLP